Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Accounts Receivable and Prepaid Expenses [Abstract]
Prepaid expenses	$ 2,659	$ 2,601
Government authorities	4,900	3,426
Related parties	314	1,603
Other	770	857
Other accounts receivable and prepaid expenses	$ 8,643	$ 8,487